Putnam Investments
One Post Office Square
Boston, MA 02109
April 3, 2018

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam High Yield Fund (Securities Act Reg. No. 33-2710 and Investment Company Act No. 811-04616)
(the “Fund”) Post-Effective Amendment No. 41 to the Fund’s Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 41 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on March 27, 20178

Comments or questions concerning this certificate may be directed to Venice Monagan at 1-800-225-2465, ext. 12577.

Very truly yours,

PUTNAM HIGH YIELD FUND

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:	Venice Monagan, Esq.,
Putnam Investments
James E. Thomas, Esq.,
Ropes & Gray LLP